iShares
®
MSCI Global Sustainable Development Goals ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  2 .7%
Cochlear Ltd. ........................... 4,513 $ 325,064
CSL Ltd. ............................... 43,980 3,054,462
Scentre Group ........................... 360,993 991,758
Vicinity Ltd. ............................. 149,559 271,491
4,642,775
a
Austria  —  0 .2%
Verbund AG ............................ 5,908 396,609
a
Belgium  —  1 .0%
Argenx SE
(a)
............................ 1,384 1,156,932
Elia Group SA/N.V. , Class B ................. 4,186 650,699
1,807,631
a
Canada  —  1 .4%
Saputo, Inc. ............................ 80,914 2,479,097
a
China  —  15 .9%
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 64,200 58,007
BeOne Medicines Ltd. , Class H
(a)
.............. 34,721 781,197
China Longyuan Power Group Corp. Ltd. , Class H .. 726,000 627,185
China Mengniu Dairy Co. Ltd. ................ 935,000 2,024,416
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 290,500 378,823
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 203,700 125,560
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 5,000 10,043
Contemporary Amperex Technology Co. Ltd. , Class A 27,700 1,737,820
Contemporary Amperex Technology Co. Ltd. , Class H 700 66,146
CSI Solar Co. Ltd. , Class A .................. 366,146 717,317
CSPC Pharmaceutical Group Ltd. .............. 319,520 305,907
GDS Holdings Ltd. , Class A
(a)
................. 436,400 1,922,503
Hangzhou First Applied Material Co. Ltd. , Class A ... 109,800 290,542
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 14,000 56,066
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 46,700 172,697
Hengan International Group Co. Ltd. ............ 222,000 689,979
Innovent Biologics, Inc.
(a) (b)
................... 32,000 339,787
Li Auto, Inc. , Class A
(a) (c)
.................... 577,344 4,305,089
New Oriental Education & Technology Group, Inc. ... 201,500 928,084
Ningbo Deye Technology Corp. , Class A ......... 2,020 34,557
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 18,500 44,720
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 56,800 309,997
Seres Group Co. Ltd. , Class A ................ 51,000 613,969
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 720 9,550
Sungrow Power Supply Co. Ltd. , Class A ......... 19,000 500,092
TAL Education Group , ADR
(a)
................. 98,357 955,046
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 295,900 426,517
Tingyi Cayman Islands Holding Corp. ........... 548,000 835,451
Xinyi Solar Holdings Ltd. .................... 8,244,000 2,811,835
XPeng, Inc. , Class A
(a)
..................... 432,532 3,518,194
Yadea Group Holdings Ltd.
(b)
................. 304,000 437,173
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
319,800 1,606,178
27,640,447
a
Denmark  —  5 .6%
Demant A.S.
(a) (c)
.......................... 6,085 236,608
Genmab A.S.
(a)
.......................... 3,040 796,856
Orsted A.S.
(a) (b)
.......................... 53,845 1,372,269
ROCKWOOL A.S. , Class B
(c)
................. 34,059 1,066,390
Security Shares Value
a
Denmark (continued)
Vestas Wind Systems A.S. .................. 224,445 $ 6,297,443
9,769,566
a
France  —  1 .6%
Covivio SA ............................. 6,104 392,050
Gecina SA ............................. 2,323 198,570
Ipsen SA .............................. 2,134 389,816
Klepierre SA ............................ 16,577 676,237
Unibail-Rodamco-Westfield .................. 10,228 1,182,348
2,839,021
a
Germany  —  2 .9%
HOCHTIEF AG .......................... 4,798 2,712,611
Vonovia SE ............................. 93,876 2,339,733
5,052,344
a
Hong Kong  —  4 .0%
Henderson Land Development Co. Ltd. .......... 80,000 315,847
MTR Corp. Ltd.
(c)
......................... 162,500 653,856
WH Group Ltd.
(b)
......................... 5,166,500 5,962,326
6,932,029
a
India  —  1 .0%
Colgate-Palmolive India Ltd. ................. 3,942 85,475
Hindustan Unilever Ltd. ..................... 23,043 522,098
Lodha Developers Ltd.
(b)
.................... 10,994 108,511
Lupin Ltd. .............................. 8,945 213,319
Nestle India Ltd. ......................... 10,196 152,565
Suzlon Energy Ltd.
(a)
...................... 1,126,707 675,431
1,757,399
a
Israel  —  0 .2%
Enlight Renewable Energy Ltd.
(a)
.............. 3,842 411,633
a
Italy  —  0 .1%
Recordati Industria Chimica e Farmaceutica SpA ... 3,654 219,435
a
Japan  —  8 .4%
Central Japan Railway Co. .................. 137,900 3,016,226
Chugai Pharmaceutical Co. Ltd. ............... 12,500 618,205
Daiichi Sankyo Co. Ltd. ..................... 112,200 1,888,387
East Japan Railway Co. .................... 252,000 5,367,420
Eisai Co. Ltd. ........................... 29,300 728,483
Kyowa Kirin Co. Ltd. ....................... 17,400 273,431
Nippon Building Fund, Inc. ................... 270 215,963
Shionogi & Co. Ltd. ....................... 24,500 460,792
Terumo Corp. ........................... 55,400 833,045
Unicharm Corp. .......................... 196,900 1,172,264
14,574,216
a
Mexico  —  1 .7%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 250,792 555,483
Prologis Property Mexico SA de CV ............ 23,408 112,551
Sigma Foods SAB de CV ................... 2,434,512 2,329,616
2,997,650
a
Norway  —  1 .4%
Mowi ASA .............................. 79,676 1,755,535
Salmar ASA ............................ 10,288 639,151
2,394,686
a
Portugal  —  0 .3%
EDP Renovaveis SA ....................... 26,695 441,395
a
Saudi Arabia  —  0 .1%
ACWA Power Co.
(a)
....................... 3,268 160,848
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Singapore  —  0 .5%
CapitaLand Ascendas REIT .................. 163,398 $ 320,222
CapitaLand Integrated Commercial Trust ......... 256,516 456,587
776,809
a
South Africa  —  0 .2%
NEPI Rockcastle N.V.
(a)
..................... 36,850 322,207
a
South Korea  —  1 .2%
LG Energy Solution Ltd.
(a)
................... 4,672 1,418,471
LS Electric Co. Ltd. ....................... 3,536 569,869
1,988,340
a
Spain  —  1 .5%
Acciona SA ............................. 9,307 2,669,878
a
Sweden  —  2 .6%
Essity AB , Class B ........................ 129,991 3,645,841
Svenska Cellulosa AB SCA , Class B ............ 52,029 572,323
Swedish Orphan Biovitrum AB
(a)
............... 7,066 338,066
4,556,230
a
Switzerland  —  4 .6%
Novartis AG , Registered .................... 45,040 6,774,469
Sonova Holding AG , Registered ............... 3,849 1,016,021
Swiss Prime Site AG , Registered .............. 1,180 197,801
7,988,291
a
Taiwan  —  7 .5%
PharmaEssentia Corp. ..................... 4,000 119,117
Uni-President Enterprises Corp. ............... 2,377,000 5,453,648
Wiwynn Corp. ........................... 44,000 7,520,864
13,093,629
a
United Kingdom  —  1 .5%
Land Securities Group PLC .................. 27,967 236,114
Pearson PLC ........................... 108,959 1,619,611
United Utilities Group PLC ................... 39,759 719,624
2,575,349
a
United States  —  31 .5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,684 810,514
Dexcom, Inc.
(a)
.......................... 18,311 1,350,253
Digital Realty Trust, Inc. .................... 12,539 2,382,410
Edwards Lifesciences Corp.
(a)
................ 17,541 1,516,770
Equinix, Inc. ............................ 3,031 3,237,229
First Solar, Inc.
(a)
......................... 30,594 9,385,933
Incyte Corp.
(a)
........................... 10,259 992,456
Insmed, Inc.
(a)
........................... 1,552 165,924
Insulet Corp.
(a)
........................... 4,521 655,274
Kimberly-Clark Corp. ...................... 51,044 4,981,895
Security Shares Value
a
United States (continued)
Marvell Technology, Inc. .................... 38,480 $ 7,888,400
Masco Corp. ............................ 36,312 2,550,918
Neurocrine Biosciences, Inc.
(a)
................ 4,567 722,956
NVIDIA Corp. ........................... 30,746 6,491,711
Regeneron Pharmaceuticals, Inc. .............. 5,142 3,161,199
Rivian Automotive, Inc. , Class A
(a)
.............. 102,874 1,676,846
United Therapeutics Corp.
(a)
.................. 1,282 713,843
Vertex Pharmaceuticals, Inc.
(a)
................ 7,214 3,228,554
Weyerhaeuser Co. ........................ 117,902 2,889,778
54,802,863
a
Total Common Stocks — 99.6%
(Cost: $ 156,514,319 ) ................................ 173,290,377
a
Rights
Spain  —  0 .0%
EDP Renewables SA (Expires 06/08/26 )
(a)
........ 27,107 3,921
a
Total Rights — 0.0%
(Cost: $ 3,946 ) ..................................... 3,921
a
Total Long-Term Investments — 99.6%
(Cost: $ 156,518,265 ) ................................ 173,294,298
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 4,659,342 4,660,740
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 232,339 232,339
a
Total Short-Term Securities — 2.8%
(Cost: $ 4,893,126 ) .................................. 4,893,079
Total Investments —  102.4%
(Cost: $ 161,411,391 ) ................................ 178,187,377
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (4,145,173)
Net Assets — 100.0% ................................. $ 174,042,204
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Global Sustainable Development Goals ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,208,814  $ —  $ (4,548,383)
(a)
$ 537  $ (228) $ 4,660,740  4,659,342  $ 9,502
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 100,000  132,339
(a)
—  —  —  232,339  232,339  3,569  —
$ —  $ 537  $ (228)
$ 4,893,079
$ 13,071  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index ............................................................. 7 06/18/26 $ 266 $ 2,099
MSCI EAFE Index .................................................................... 1 06/19/26 156 (247)
MSCI Emerging Markets Index ............................................................ 2 06/19/26 175 2,246
$ 4,098

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Sustainable Development Goals ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 64,123,963 $ 109,166,414 $ — $ 173,290,377
Rights .................................................... 3,921 — — 3,921
Short-Term Securities
Money Market Funds .......................................... 4,893,079 — — 4,893,079
$ 69,020,963 $ 109,166,414 $ — $ 178,187,377
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 4,345 $ — $ — $ 4,345
Liabilities
Equity Contracts ............................................... (247) — — (247)
$ 4,098 $ — $ — $ 4,098
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)